Share-based Payments - Summary of Liquidity Event Share Plan (Details)		12 Months Ended
	Jun. 30, 2025 shares	Dec. 31, 2025 shares Option	Dec. 31, 2024 Option
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, Beginning balance | Option		585,000
Number options, Granted during the year | Option		541,000	585,000
Number of options, Vested RSUs during the year | Option		(93,333)
Number of options outstanding, Ending balance | Option		1,032,667	585,000
Liquidity Event Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Vested RSUs during the year | shares	(625,000)
Liquidity Event Share Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number options, Granted during the year | shares		7,500,000
Number of options, Vested RSUs during the year | shares		(1,875,000)
Number of options outstanding, Ending balance | shares		5,625,000